Long-term Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Jan. 01, 2022 CNY (¥) Seat
Summary Of Investment Holdings [Line Items]
Impairment charges recognized on equity investments without readily determinable fair values	¥ 146,532	$ 20,075	¥ 280,611	¥ 458,559
Equity method investments	¥ 205,450		¥ 183,375		$ 28,147
Strawbear
Summary Of Investment Holdings [Line Items]
Equity method investment, ownership percentage	13.78%		13.90%		13.78%
Equity method investments, fair value	¥ 46,640				$ 6,390
Asset impairment charges			¥ 55,615	382,715
Dreamagic
Summary Of Investment Holdings [Line Items]
Voting approval percentage in shareholder agreement						60.00%
Equity method investments						¥ 250,502
Basis differences and investment goodwill						¥ 208,084
Number of board seats held | Seat						3
Number of board seats | Seat						7
Net gains recognized in others, net				¥ 367,717
Equity method investments, maximum potential liability						¥ 140,044
Dreamagic | Common Stock
Summary Of Investment Holdings [Line Items]
Equity method investment common stock ownership percentage						81.95%
Equity method investment, ownership percentage	42.66%		42.66%		42.66%
Dreamagic | Preferred Stock
Summary Of Investment Holdings [Line Items]
Equity method investment, ownership percentage						44.60%
Equity securities equity interest						7.28%